Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Loans Payable [Abstract]
Schedule of Loans Payable Activity	The following table summarizes the activity of loans payable during the nine months ended September 30, 2023:
	Principal balance at December 31, 2022	Principal repaid in cash	Effect of foreign exchange rates	Principal balance at September 30, 2023

Bounce Back Loan	$43,129	$(9,155)	$508	$34,482
First Insurance - 2022	1,060,890	(976,020)	-	84,870
Other loans payable	235,686	-	63	235,749
Total loans payable	$1,339,705	$(985,175)	$571	$355,101
Less: loans payable – current portion	1,308,516			332,885
Loans payable – noncurrent portion	$31,189			$22,216
The following tables summarize the activity of loans payable during the years ended December 31, 2022 and 2021:
	Principal Balance at January 1, 2022	Adjustments		Principal Repaid in Cash	New Issuances	Effect of Foreign Exchange Rates	Principal Balance at December 31, 2022
Paycheck Protection Program	$41,312	$-		$(41,312)	$-	$-	$-
Bounce Back Loan Scheme	61,169	-		(11,646)	-	(6,394)	43,129
First Assurance – 2021	1,618,443	(14,042	)(1)	(1,604,401)	-		-
First Assurance – 2022	-	-		-	1,060,890	-	1,060,890
Other loans payable	155,320	80,366	(2)		-	-	235,686
Total loans payable	1,876,244	$66,324		$(1,657,359)	$1,060,890	$(6,394)	1,339,705
Less: loans payable – current portion	1,828,079						1,308,516
Loans payable – non-current portion	$48,165						$31,189
(1)	Note that this amount was related to finance charges and was reclassified.
(2)	Note that this amount was reclassified from related party payables.
	Principal Balance at January 1, 2021	Forgiveness/ Adjusted to Other Income	Principal Repaid in Cash	New Issuances	Effect of Foreign Exchange Rates	Principal Balance at December 31, 2021
Kingsbrook	$150,000	$-	$(150,000)	$-	$-	$-
Paycheck Protection Program	53,051	(11,670)	(69)	-	-	41,312
Bounce Back Loan Scheme	68,245	-	(4,724)	-	(2,352)	61,169
First Assurance - 2020	655,593	-	(655,593)	1,618,443	-	1,618,443
Other loans payable	155,320	-	-	-	-	155,320
Total loans payable	1,082,209	$(11,670)	$(810,386)	$1,618,443	$(2,352)	1,876,244
Less: loans payable - current portion	968,446					1,828,079
Loans payable - non-current portion	$113,763					$48,165

Schedule of Loans Payable of Current Portion	Loans Payable, Current Portion
	Simple Interest Rate	December 31, 2022	December 31, 2021
Loan payable issued September 18, 2019	8%	$50,000	$50,000
Loan payable issued September 18, 2019	8%	50,000	-
Loan payable issued October 8, 2019	0%	4,000	-
Loan payable issued October 29, 2019	8%	69,250	69,250
Loan payable issued December 31, 2019	0%	5,000	-
Loan payable issued February 5, 2020	8%	3,500	3,500
Loan payable issued February 5, 2020	8%	3,500	-
Loan payable issued March 31, 2020	8%	4,537	4,537
Loan payable issued March 31, 2020	8%	4,537	-
Loan payable issued June 8, 2020	8%	-	5,000
Loan payable issued June 8, 2020	0%	5,000	5,000
Loan payable issued June 17, 2020	8%	485	-
Loan payable issued July 15, 2020 *	8%	4,695	4,695
Loan payable issued July 15, 2020	8%	5,503	-
Loan payable issued October 8, 2020 *	8%	7,798	-
Loan payable issued October 13, 2020	8%	13,337	13,337
Loan payable issued October 14, 2020	8%	4,544	-
Current portion of PPP Loans (1)	1%	-	41,312
Current portion of Bounce Back Loans (1) (2)	1%	11,940	13,005
First Assurance Funding payable issued December 10, 2021(2)	2%	1,060,890	1,618,443
		$1,308,516	$1,828,079
*	These loans are denominated in currencies other than USD.
(1)	See Loans Payable, Non-Current Portion for a description of the PPP Loans and the Bounce Back Loans.
(2)	Note that these loans are not currently in default.

Schedule of Non-Current Loans Payable	The non-current portion of the Company’s loans payable as of December 31, 2022 and 2021 are as follows:
	Simple Interest Rate	December 31, 2022	December 31, 2021	Maturity Date
PPP loan payable issued May 5, 2020	1.0%	-	$41,312	5/4/2022
BBLS loan payable issued June 10, 2020	2.5%	43,129	61,170	6/10/2026
Subtotal		43,129	102,482
Less: Current portions of BBLS/PPP loans, respectively (see above)		(11,940)	(54,317)
Non-current portion		$31,189	$48,165

Schedule of Related Party Loans Payable	Loans payable to related parties (the “Related Party Loans”) consist of loans payable to certain of the Company’s officers, directors and a greater than 10% stockholder. The Company had the following loans payable to related parties outstanding as of December 31, 2022 and 2021:
	Simple Interest Rate	December 31, 2022(1)	December 31, 2021
Loan payable issued September 18, 2019	8%	$-	$50,000
Loan payable issued October 8, 2019	0%	-	4,000
Loan payable issued February 5, 2020	8%	-	3,500
Loan payable issued March 31, 2020	8%	-	4,537
Loan payable issued June 17, 2020	8%	-	485
Loan payable issued July 15, 2020	8%	-	5,503
Loan payable issued October 8, 2020 *	8%	-	8,708
Loan payable issued October 14, 2020	8%	-	4,544
		$-	$81,277
*	These are loans denominated in currencies other than USD.
(1)	The loan payables listed belong to holders that are no longer considered related parties as of this date.